Business segment information (Details) (USD $) In Thousands, unless otherwise specified	7 Months Ended	12 Months Ended			5 Months Ended	12 Months Ended	7 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	7 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	7 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended			5 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	May 25, 2011 Predecessor Registrant	Dec. 31, 2010 Predecessor Registrant	Dec. 31, 2011 Satellite services	Dec. 31, 2012 Satellite services	May 25, 2011 Satellite services Predecessor Registrant	Dec. 31, 2010 Satellite services Predecessor Registrant	Dec. 31, 2011 Broadband satellite services	Dec. 31, 2012 Broadband satellite services	May 25, 2011 Broadband satellite services Predecessor Registrant	Dec. 31, 2010 Broadband satellite services Predecessor Registrant	Dec. 31, 2011 Programming distribution services	Dec. 31, 2012 Programming distribution services	May 25, 2011 Programming distribution services Predecessor Registrant	Dec. 31, 2010 Programming distribution services Predecessor Registrant	Dec. 31, 2012 Eliminations upon consolidation	Dec. 31, 2011 Eliminations upon consolidation	May 25, 2011 Eliminations upon consolidation Predecessor Registrant	Dec. 31, 2010 Eliminations upon consolidation Predecessor Registrant
Business segment information
Number of reportable segments		3
Business segment information
Revenues	$ 78,529	$ 145,842			$ 56,576	$ 135,748	$ 63,505	$ 120,358	$ 46,577	$ 112,666	$ 7,448	$ 10,980	$ 5,198	$ 12,924	$ 7,576	$ 14,504	$ 4,801	$ 10,158
Eliminations	(3,819)	(6,435)			(2,866)	(6,986)	(3,791)	(6,404)	(2,843)	(6,885)	(15)	(31)	(8)	(14)	(13)		(15)	(87)
Total Revenues	74,710	139,407			53,710	128,762	59,714	113,954	43,734	105,781	7,433	10,949	5,190	12,910	7,563	14,504	4,786	10,071
Cost and expenses	37,466	65,103			31,030	57,596	25,627	41,780	22,202	37,326	5,599	10,661	5,080	10,556	6,240	12,662	3,748	9,714
Eliminations	(12,702)	(20,544)			(15,605)	(20,943)	(8,585)	(13,529)	(12,460)	(12,712)	(3,106)	(4,835)	(2,200)	(5,167)	(1,011)	(2,180)	(945)	(3,064)
Cost and expenses, net	24,764	44,559			15,425	36,653	17,042	28,251	9,742	24,614	2,493	5,826	2,880	5,389	5,229	10,482	2,803	6,650
Depreciation and amortization	46,547	64,951			17,080	43,402	45,110	63,237	16,682	42,501	722	821	398	901	715	893	167	392			(167)	(392)
Reorganization expenses					28,766	16,443			28,766	16,443
Gain on sale of programming agreements										(5,885)												5,885
Operating income (loss)	3,399	29,897			(7,561)	32,264	(2,438)	22,466	(11,456)	28,108	4,218	4,302	1,912	6,620	1,619	3,129	1,816	3,029			167	(5,493)
Interest expense	(8,990)	(4,444)			(19,499)	(45,789)
Interest income	328	522			150	345
Foreign exchange gain (loss) - net	(1,461)	524			349	71
Income (loss) before income tax	(6,724)	26,499			(26,561)	(13,109)
Income tax (benefit) expenses	12,133	(14,820)	14,332	779	2,199	779
Net income (loss)	(18,857)	41,319			(28,760)	(13,888)
Capital expenditures (includes paid and not yet paid)	155,838	144,420			78,646	68,535	155,604	143,944	78,522	67,959	47	464	55	576	187	12	69
Total assets	$ 664,943	$ 746,014	$ 664,943		$ 793,910	$ 438,957	$ 657,872	$ 737,447	$ 795,778	$ 416,760	$ 20,861	$ 21,732	$ 19,365	$ 17,537	$ 6,982	$ 7,181	$ 8,573	$ 2,896	$ (20,346)	$ (20,772)	$ (29,806)	$ 1,764